                                                 File No. 33-14954
                                                 Rule 497(e)

                        STEINROE VARIABLE
                        INVESTMENT TRUST
                           PROSPECTUS

                          May 1, 1999


* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Mortgage Securities Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series

                             * * * *

Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                             * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                             * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




       NOT FDIC-INSURED              MAY LOSE VALUE
                                     NO BANK GUARANTEE

THE TRUST......................................................3

THE FUNDS......................................................4
  Each Fund section contains the following information
  specific to that Fund:  investment goals, primary
  investment strategies, primary investment risks,
  and performance history
    Stein Roe Balanced Fund, Variable Series...................4
    Stein Roe Growth Stock Fund, Variable Series...............6
    Stein Roe Mortgage Securities Fund, Variable Series........8
    Stein Roe Money Market Fund, Variable Series..............11

OTHER INVESTMENTS AND RISKS...................................13

TRUST MANAGEMENT ORGANIZATIONS................................14
    The Trustees..............................................14
    The Adviser: Stein Roe & Farnham Incorporated.............14
    Portfolio Managers........................................14
    Year 2000 Compliance......................................15

FINANCIAL HIGHLIGHTS..........................................16

SHAREHOLDER INFORMATION.......................................20

                            THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about the following Funds in the Trust:

* Stein Roe Balanced Fund, Variable Series
* Stein Roe Growth Stock Fund, Variable Series
* Stein Roe Mortgage Securities Fund, Variable Series
* Stein Roe Money Market Fund, Variable Series

Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.

INVESTMENT GOALS-STEIN ROE BALANCED FUND, VARIABLE SERIES
-----------------------------------------------------------------
Stein Roe Balanced Fund, Variable Series, seeks high total investment return.

PRIMARY INVESTMENT STRATEGIES
----------------------------------------------------------------
The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that the portfolio manager believes can be sustained. He also may invest in a company because he believes its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25 percent of its assets in foreign stocks.

The Fund also invests at least 25 percent of its assets in bonds. The Fund purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio manager believes that the securities are investment grade quality. To select debt securities for the Fund, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.

The portfolio manager sets the Fund's asset allocation between stocks, bonds and cash based upon recommendations of Stein Roe's investment committee. The committee makes its recommendations based upon economic, market and other factors that affect investment opportunities.

PRIMARY INVESTMENT RISKS
-----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which has issued the security.

Because the Fund invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities

The Fund's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.
Interest rate risk is generally greater for bonds having longer maturities.

Because the Fund may invest in fixed-income securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal This could result in decreases in the price of the security.

PERFORMANCE HISTORY
-----------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

                       YEAR-BY-YEAR TOTAL RETURNS
30.00
25.00             27.93                    25.43
20.00  22.38
15.00                                           15.63  16.82 12.54
10.00
 5.00                   7.53   9.29
 0.00
-5.00       -0.69                   -3.19
      1989  1990  1991  1992   1993  1994  1995  1996  1997  1998
[ ] Balanced Fund

Best quarter:  4th quarter 1998, +12.39%
Worst quarter:  3rd quarter 1990, -10.04%

                                      1 Year   5 Years   10 Years
Stein Roe Balanced Fund, Variable
   Series                             12.54%    13.05%    12.94%
S&P 500 Index*                        28.60%    24.05%    19.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOALS-STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES
-----------------------------------------------------------------
Stein Roe Growth Stock Fund, Variable Series, seeks long-term growth of capital.

PRIMARY INVESTMENT STRATEGIES
-----------------------------------------------------------------
The Fund invests primarily in the common stocks of companies with large market capitalizations. The Fund emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25 percent of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.

PRIMARY INVESTMENT RISKS
-----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which has issued the security.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY
-----------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns
                       YEAR-BY-YEAR TOTAL RETURNS
60.00
50.00
40.00             48.03
30.00 31.30                                37.73      32.28
20.00                                           21.28        27.91
10.00
 0.00                   6.63  4.97
-10.00      -1.65                   -6.35
      1989  1990  1991  1992  1993  1994  1995  1996   1997   1998
[ ] Growth Stock Fund

Best quarter:  4th quarter 1998, +26.43%
Worst quarter:  3rd quarter 1990, -17.42%

                                1 Year   5 years   10 Years
Stein Roe Growth Stock Fund,
  Variable Series               27.91%    21.49%   18.94%
S&P 500 Index*                  28.60%    24.05%   19.19%
________
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOALS-STEIN ROE MORTGAGE SECURITIES FUND, VARIABLE
SERIES
-----------------------------------------------------------------
Stein Roe Mortgage Securities Fund, Variable Series, seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES
-----------------------------------------------------------------
Stein Roe Mortgage Securities Fund, Variable Series, normally invests at least 65% of its assets in the following types of mortgage securities:

* agency pass-throughs,
* agency and whole-loan collateralized mortgage obligations
  (CMOs),
* mortgage-related (home equity, home improvement and manufactured housing) asset-backed securities and
* commercial mortgage-backed securities.

To select investments for the Fund, the portfolio manager looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The portfolio manager usually focuses on securities rated AA or higher. However, the portfolio manager may invest in securities rated investment grade (BBB) or higher. The portfolio manager may also buy unrated securities if Stein Roe believes the security is comparable in quality to a security that is rated at least investment grade.

Types of Mortgage Securities

Mortgage securities represent ownership interest in large, diversified pools of individual home mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. The monthly payments of principal and interest made by homeowners are in turn passed through to the mortgage investor.

The Fund invests in three major sectors of the mortgage securities universe. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranch, depending upon the portfolio manager's judgment regarding which tranch at the time offers the best relative value.

Asset-backed securities are securities backed by various types of loans such as credit card, auto and home-equity loans. The Fund generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement and manufactured housing loans.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PRIMARY INVESTMENT RISKS
-----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Interest rate risk is the risk of a decline in the price of a mortgage security when interest rates rise. In general, if interest rates rise, mortgage security prices fall; and if interest rates fall, mortgage security prices rise. Interest rate risk is generally greater for securities with longer maturities. Changes in the values of securities will not affect the amount of income the Fund receives but will affect the value of the Fund's shares.

Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, early return of principal from prepayments must be reinvested at lower interest rates, reducing the expected total rate of return for mortgage securities. During periods of rising interest rates, mortgage securities have a high risk of declining in price. This is because higher rates lead to slower prepayments, effectively extending the expected maturity of the bond at a time when interest rates are rising. Prepayment risk applies to generally all mortgage securities, regardless of whether they represent interests in pools of fixed or adjustable interest rate loans. The potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility than other types of fixed income securities.

Because the Fund may invest in securities issued by private entities, it can at times be exposed to default risk. To protect against these risks, the securities generally have some type of credit enhancement, usually a senior/subordinated structure. The portfolio manager attempts to provide that the amount of credit enhancement in each holding subject to default is commensurate with the credit rating assigned from the rating agencies. There can be no assurance that the amount of credit support will be sufficient to fully cover losses stemming from defaults of the underlying loans.

Management risk, which exists in varying amounts in all mutual funds, refers to the possibility that the portfolio manager may fail to anticipate these movements or risks, or effectively execute the Fund's strategy.

PERFORMANCE HISTORY
-----------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the Lehman Mortgage-Backed Securities Index, a broad-based measure of market performance.
The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

                       YEAR-BY-YEAR TOTAL RETURNS
20.00
15.00                                       15.74
10.00   12.84       14.48
 5.00         9.10        5.95  6.26                    9.04  6.80
 0.00                                             4.70
-5.00                                -1.57
        1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[ ] Mortgage Securities Fund

Best quarter:  2nd quarter 1989, +6.53%
Worst quarter:  1st quarter 1994, -1.77%

                                    1 Year   5 Years   10 Years
Stein Roe Mortgage Securities
  Fund, Variable Series             6.80%     6.79%     8.23%
Lehman Mortgage-Backed
  Securities Index*                 6.96%     7.23%     9.13%
________
*The Lehman Mortgage-Backed Securities Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

INVESTMENT GOALS-STEIN ROE MONEY MARKET FUND, VARIABLE SERIES
-----------------------------------------------------------------
Stein Roe Money Market Fund, Variable Series, seeks high current income, consistent with capital preservation and the maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES
-----------------------------------------------------------------
The Fund invests in a diversified portfolio of high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar weighted portfolio maturity of 90 days or less, and buy only high-quality dollar-denominated obligations. The Fund invests in the following types of money market securities:

* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.

Under normal market conditions the Fund invests at least 25 percent of its total assets in securities of issuers in the financial services industry.

PRIMARY INVESTMENT RISKS
-----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which has issued the security.

The Fund has maintained its NAV at $1.00 per share since inception and will continue to try to do so. There can be no assurance that the Fund will succeed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market risk includes interest rate risk, which is the risk of a decline or increase in the price of a money market security when interest rates increase or decline. In general, if interest rates rise, prices fall; and if interest rates fall, prices rise. Interest rate risk is generally greater for securities with longer maturities. In addition, the Fund is subject to credit risk. If a security's credit rating is downgraded, the Fund's income level or share price could be reduced. Foreign securities held by the Fund are also subject to the risks associated with foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes, or other restrictions on the payment of principal and interest.

Because of the Fund's policy of investing at least 25 percent of its assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

PERFORMANCE HISTORY
-----------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The chart is intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

                    YEAR-BY-YEAR TOTAL RETURNS
10.00
 8.00   9.07
 6.00         7.89
 4.00               5.79                    5.62  5.01  5.18  5.17
 2.00                     3.48  2.70  3.81
 0.00
        1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[ ] Money Market Fund

Best quarter:  2nd quarter 1989, +2.36%
Worst quarter: 3rd quarter 1993, +0.67%

The seven-day current yield for Money Market Fund for the period ended Dec. 31, 1998 was 4.72%.

                     OTHER INVESTMENTS AND RISKS

Each Fund's primary investment strategies and risks are described above in its individual description. This section describes other investments a Fund may make and the risks associated with them.
In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are discussed in the Funds' Statement of Additional Information (SAI), which you may obtain free of charge (see back cover).

The Funds' portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve a Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

Portfolio Turnover

The Funds do not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover increases transaction expenses, which reduce a Fund's return.

Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, a Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

Market Capitalization

In this prospectus, for the Funds that invest in stocks, we refer to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). We follow this convention in this prospectus.

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index.

We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.

                 TRUST MANAGEMENT ORGANIZATIONS

                          The Trustees

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

         The Adviser:  Stein Roe & Farnham Incorporated

Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1998, Stein Roe managed more than $29.7 billion in assets. For the 1998 fiscal year, the Trust paid Stein Roe management fees, at the following annual rates of the average daily net assets of the specified Fund:

    Stein Roe Balanced Fund, Variable Series              0.60%
    Stein Roe Growth Stock Fund, Variable Series          0.65%
    Stein Roe Mortgage Securities Fund, Variable Series   0.55%
    Stein Roe Money Market Fund, Variable Series          0.50%

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                         Portfolio Managers

Stein Roe Balanced Fund, Variable Series. Harvey B. Hirschhorn has been portfolio manager of Balanced Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist.

Stein Roe Growth Stock Fund, Variable Series. Erik P. Gustafson is portfolio manager of Growth Stock Fund and has managed Stein Roe Growth Stock Fund and Stein Roe Young Investor Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president.

Stein Roe Mortgage Securities Fund, Variable Series. William M. Wadden IV has been portfolio manager of the Mortgage Securities Fund since March 1998. Mr. Wadden has been a senior vice president of Stein Roe since 1995. From 1993 to 1995, he was an executive vice president of CSZ Asset Management, Inc.

Stein Roe Money Market Fund, Variable Series. Jane M. Naeseth has been portfolio manager of Money Market Fund since its inception. She has managed Stein Roe Cash Reserves Fund since 1980. Ms. Naeseth is a senior vice president of Stein Roe, which she joined in 1977.

YEAR 2000 COMPLIANCE
-----------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Funds' service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Funds will not be adversely affected.

                         FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Funds' financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. The information has been audited by KPMG LLP, whose report appears in the Trust's annual report which is available upon request. The Funds' total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

                             Stein Roe Balanced Fund, Variable Series
                                                       Years Ended December 31,
                                          -----------------------------------------------
                                           1998      1997      1996      1995      1994
                                          ------    ------    ------     -----    ------
Per share operating performance:
Net asset value, beginning of year        $16.81    $16.28    $14.08    $12.18    $13.11
                                          ------    ------    ------     -----    ------
Net investment income                       0.48      0.53      0.57      0.48      0.51
Net realized and unrealized gains
  (losses) on investments                   1.48      1.96      1.63      2.61     (0.93)
                                          ------    ------    ------     -----    ------
Total from investment operations            1.96      2.49      2.20      3.09     (0.42)
                                          ------    ------    ------     -----    ------
Less distributions:
Dividends from net investment income       (0.51)    (0.56)        -     (0.48)    (0.51)
Distributions from net realized gains
  on investments                           (1.12)    (1.40)        -     (0.71)        -
                                          ------    ------    ------     -----    ------
Total distributions                        (1.63)    (1.96)        -     (1.19)    (0.51)
Net asset value, end of year              $17.14    $16.81    $16.28    $14.08    $12.18
                                          ======    ======    ======    ======    ======
Total return:
Total investment return                    12.54%    16.82%    15.63%    25.43%    (3.19)%
Ratios/supplemental data
Net assets, end of year (000s)          $361,823  $325,033  $299,184  $277,014  $196,278
Ratio of expenses to average net assets     0.65%     0.66%     0.67%     0.66%     0.68%
Ratio of net investment income to
  average net assets                        3.00%     3.18%     3.68%     3.12%     4.01%
Portfolio turnover ratio (a)                  61%       44%       76%       66%       71%

______
(a) Portfolio turnover includes dollar roll transactions.

                           Stein Roe Growth Stock Fund, Variable Series
                                                       Years Ended December 31,
                                          -----------------------------------------------
                                           1998      1997      1996      1995      1994
                                          ------    ------    ------     -----    ------
Per share operating performance:
Net asset value, beginning of year        $36.13    $28.61    $23.59    $18.11    $20.65
                                          ------    ------    ------     -----    ------
Net investment income                       0.08      0.10      0.13      0.15      0.15
Net realized and unrealized gains
  (losses) on investments                   9.54      8.84      4.89      6.68     (1.46)
                                          ------    ------    ------     -----    ------
Total from investment operations            9.62      8.94      5.02      6.83     (1.31)
                                          ------    ------    ------     -----    ------
Less distributions:
Dividends from net investment income       (0.10)    (0.12)        -     (0.15)    (0.17)
Distributions from net realized gains
  on investments                           (2.12)    (1.30)        -     (1.20)    (1.06)
                                          ------    ------    ------     -----    ------
Total distributions                        (2.22)    (1.42)        -     (1.35)    (1.23)
                                          ------    ------    ------     -----    ------
Net asset value, end of year              $43.53    $36.13    $28.61    $23.59    $18.11
                                          ======    ======    ======    ======    ======
Total return:
Total investment return                    27.91%    32.28%    21.28%    37.73%    (6.35)%
Ratios/supplemental data
Net assets, end of year (000s)          $271,584  $213,399  $161,879  $136,834   $98,733
Ratio of expenses to average net assets     0.70%     0.71%     0.73%     0.74%     0.77%
Ratio of net investment income to
  average net assets                        0.21%     0.32%     0.49%     0.72%     0.75%
Portfolio turnover ratio                      40%       28%       35%       41%       72%

                      Stein Roe Mortgage Securities Fund, Variable Series
                                                       Years Ended December 31,
                                          -----------------------------------------------
                                           1998      1997      1996        1995      1994
                                          ------    ------    ------      ------    ------
Per share operating performance:
Net asset value, beginning of year        $10.73    $9.84     $10.16      $9.28     $10.17
                                          ------    ------    ------      ------    ------
Net investment income                       0.55     0.68       0.78       0.57       0.73
Net realized and unrealized gains
  (losses) on investments                   0.14     0.21      (0.30)      0.89      (0.89)
                                          ------    ------    ------      ------    ------
Total from investment operations            0.69     0.89       0.48       1.46      (0.16)
                                          ------    ------    ------      ------    ------
Less distributions:
Dividends from net investment income       (0.63)       -      (0.80)     (0.58)     (0.73)
Distributions from net realized gains
  on investments                               -        -          -          -          -
Total distributions                        (0.63)       -      (0.80)     (0.58)     (0.73)
                                          ------    ------    ------      ------    ------
Net asset value, end of year              $10.79   $10.73      $9.84     $10.16      $9.28
                                          ======   ======      =====     ======      =====
Total return:
Total investment return                     6.80%    9.04%      4.70%     15.74%     (1.57)%(b)
Ratios/supplemental data
Net assets, end of year (000s)           $96,693  $77,173    $76,009   $101,778    $72,420
Ratio of expenses to average net assets     0.70%    0.70%      0.70%(a)   0.69%      0.70%(a)
Ratio of net investment income to
  average net assets                        5.91%    6.59%      6.71%(b)   6.76%      6.71%(b)
Portfolio turnover ratio (c)                   8%      29%        72%       112%       241%

________
(a) If the Fund had paid all of its expenses and there had been no reimbursement from Stein Roe, this ratio would have been 0.72% and 0.71% for the years ended Dec. 31, 1996 and 1994, respectively.
(b) Computed giving effect to Stein Roe's expense limitation undertaking.
(c) Portfolio turnover includes dollar roll transactions.

                           Stein Roe Money Market Fund, Variable Series
                                                       Years Ended December 31,
                                          -----------------------------------------------
                                           1998      1997      1996      1995      1994
                                          ------    ------    ------     -----    ------
Per share operating performance:
Net asset value, beginning of year        $1.000    $1.000    $1.000    $1.000    $1.000
                                          ------    ------    ------     -----    ------
Net investment income                      0.050     0.050     0.049     0.055     0.037
                                          ------    ------    ------     -----    ------
Less distributions:
Distributions from net investment income  (0.050)   (0.050)   (0.049)   (0.055)   (0.037)
                                          ------    ------    ------     -----    ------
Net asset value, end of year              $1.000    $1.000    $1.000    $1.000    $1.000
                                          ======    ======    ======    ======    ======
Total return:
Total investment return                     5.17%     5.18%     5.01%     5.62%     3.81%
Ratios/supplemental data
Net assets, end of period (000s)        $101,340   $67,137   $65,461   $64,992   $78,698
Ratio of net expenses to average net
  assets                                    0.62%     0.65%     0.65%     0.63%     0.62%
Ratio of net investment income to
  average net assets                        4.99%     5.05%     4.90%     5.48%     3.73%

                     SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How a Fund's Share Price is Determined

Each Fund's share price is its NAV next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

Money Market Fund. The valuation of the Money Market Fund's securities is based on their amortized cost, which does not take into account unrealized gains or losses, in an attempt to maintain its NAV at $1.00 per share. The extent of any deviation between the Fund's NAV based upon market quotations or equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

Other Funds. To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

Each Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than Money Market Fund. With respect to Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of Money Market Fund at the NAV per share of $1.00. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

                    FOR MORE INFORMATION

Adviser:   Stein Roe & Farnham Incorporated

You can get more information about the Funds' investments in the Funds' semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over the last fiscal year.

You may wish to read the Funds' Statement of Additional
Information (SAI) for more information on a Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Funds by writing:

Keyport Financial Services Corp.
125 High Street
Boston, MA  02110

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC  20549-6009
1-800-SEC-0330


Investment Company Act file number:  811-05199

                         STEINROE VARIABLE
                         INVESTMENT TRUST
                            PROSPECTUS

                           May 1, 1999

               * Stein Roe Balanced Fund, Variable Series

                             * * * *

Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                             * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy.
Retain both prospectuses for future reference.

                             * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


            NOT FDIC-INSURED      MAY LOSE VALUE
                                  NO BANK GUARANTEE

                   TABLE OF CONTENTS

THE TRUST...........................................2

THE FUND............................................3
    Investment Goals................................3
    Primary Investment Strategies...................3
    Primary Investment Risks........................3
    Performance History.............................4

OTHER INVESTMENTS AND RISKS.........................5

TRUST MANAGEMENT ORGANIZATIONS......................6
    The Trustees....................................6
    The Adviser: Stein Roe & Farnham Incorporated...6
    Portfolio Manager...............................6
    Year 2000 Compliance............................6

FINANCIAL HIGHLIGHTS................................7

SHAREHOLDER INFORMATION.............................8



                          THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Stein Roe Balanced Fund, Variable Series. Other Funds may be added or deleted from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies.

INVESTMENT GOALS-STEIN ROE BALANCED FUND, VARIABLE SERIES
-----------------------------------------------------------------
Stein Roe Balanced Fund, Variable Series, seeks high total investment return.

PRIMARY INVESTMENT STRATEGIES
-----------------------------------------------------------------
The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that the portfolio manager believes can be sustained. He also may invest in a company because he believes its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25 percent of its assets in foreign stocks.

The Fund also invests at least 25 percent of its assets in bonds. The Fund purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio manager believes that the securities are investment grade quality. To select debt securities for the Fund, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.

The portfolio manager sets the Fund's asset allocation between stocks, bonds and cash based upon recommendations of Stein Roe's investment committee. The committee makes its recommendations based upon economic, market and other factors that affect investment opportunities.

PRIMARY INVESTMENT RISKS
-----------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which has issued the security.

Because the Fund invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds. In addition, the risks associated with the Fund's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities

The Fund's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares.
Interest rate risk is generally greater for bonds having longer maturities.

Because the Fund may invest in fixed-income securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal This could result in decreases in the price of the security.

PERFORMANCE HISTORY
-----------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and 10 years. We compare the Fund to the S&P 500 Index, a broad-based measure of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

Calendar-Year Total Returns

YEAR-BY-YEAR TOTAL RETURNS
30.00
25.00             27.93                    25.43
20.00  22.38
15.00                                           15.63  16.82 12.54
10.00
 5.00                   7.53   9.29
 0.00
-5.00       -0.69                   -3.19
      1989  1990  1991  1992   1993  1994  1995  1996  1997  1998
[ ] Balanced Fund

Best quarter:  4th quarter 1998, +12.39%
Worst quarter:  3rd quarter 1990, -10.04%

                                      1 Year   5 Years   10 Years
Stein Roe Balanced Fund, Variable
   Series                             12.54%    13.05%    12.94%
S&P 500 Index*                        28.60%    24.05%    19.19%
--------
*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.



                     OTHER INVESTMENTS AND RISKS

The Fund's primary investment strategies and risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are discussed in the Fund's Statement of Additional Information
(SAI), which you may obtain free of charge (see back cover).

The Fund's portfolio manager generally makes decisions on buying and selling portfolio investments based upon his judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

Portfolio Turnover

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions

When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Market Capitalization

In this prospectus we refer to market capitalization as a means to distinguish among companies based on their size. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). We follow this convention in this prospectus.

To sort companies in this manner, we compare a company's capitalization with the capitalization of an appropriate index.
(An index is a statistical composite that measures a group of stocks.) We utilize two indices in grouping stocks: the S&P Mid-
Cap 400 Index and the S&P Small-Cap 600 Index.

We consider a company to be large cap if its market capitalization is at least 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index.

We consider a company to be midcap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Mid-Cap 400 Index and at least 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

We consider a company to be small cap if its market capitalization is less than 90 percent of the weighted market capitalization of the S&P Small-Cap 600 Index.

As of Dec. 31, 1998, large-cap companies had market capitalizations greater than $6.6 billion, midcap companies had market capitalizations between $1.8 and $6.6 billion and small-cap companies had market capitalizations less than $1.8 billion.
These amounts will change as the S&P Mid-Cap 400 and S&P Small-Cap 600 indices change.



                    TRUST MANAGEMENT ORGANIZATIONS

                           The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

             The Adviser:  Stein Roe & Farnham Incorporated

Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe has advised and managed mutual funds since 1949. As of December 31, 1998, Stein Roe managed more than $29.7 billion in assets. For the 1998 fiscal year, the Trust paid Stein Roe management fees of 0.60 percent of the average daily net assets of the Fund.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of its affiliate, Colonial Management Associates, Inc. (CMA), by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                       Portfolio Manager

Harvey B. Hirschhorn has been portfolio manager of the Fund since
1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist.

YEAR 2000 COMPLIANCE
-----------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.



                       FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. The information has been audited by KPMG LLP, whose report appears in the Trust's annual report which is available upon request. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies.

                             Stein Roe Balanced Fund, Variable Series
                                                       Years Ended December 31,
                                          -----------------------------------------------
                                           1998      1997      1996      1995      1994
                                          ------    ------    ------     -----    ------
Per share operating performance:
Net asset value, beginning of year        $16.81    $16.28    $14.08    $12.18    $13.11
                                          ------    ------    ------     -----    ------
Net investment income                       0.48      0.53      0.57      0.48      0.51
Net realized and unrealized gains
  (losses) on investments                   1.48      1.96      1.63      2.61     (0.93)
                                          ------    ------    ------     -----    ------
Total from investment operations            1.96      2.49      2.20      3.09     (0.42)
                                          ------    ------    ------     -----    ------
Less distributions:
Dividends from net investment income       (0.51)    (0.56)        -     (0.48)    (0.51)
Distributions from net realized gains
  on investments                           (1.12)    (1.40)        -     (0.71)        -
                                          ------    ------    ------     -----    ------
Total distributions                        (1.63)    (1.96)        -     (1.19)    (0.51)
Net asset value, end of year              $17.14    $16.81    $16.28    $14.08    $12.18
                                          ======    ======    ======    ======    ======
Total return:
Total investment return                    12.54%    16.82%    15.63%    25.43%    (3.19)%
Ratios/supplemental data
Net assets, end of year (000s)          $361,823  $325,033  $299,184  $277,014  $196,278
Ratio of expenses to average net assets     0.65%     0.66%     0.67%     0.66%     0.68%
Ratio of net investment income to
  average net assets                        3.00%     3.18%     3.68%     3.12%     4.01%
Portfolio turnover ratio (a)                  61%       44%       76%       66%       71%

______
(a) Portfolio turnover includes dollar roll transactions.


                    SHAREHOLDER INFORMATION

Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at NAV without imposing any selling commission, sales load or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

How the Fund's Share Price is Determined

The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the New York Stock Exchange
(NYSE)-normally 4 p.m. New York time.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.

Taxes

For information regarding applicable taxes, please see the prospectus relating to your Participating Insurance Company's separate account.

FOR MORE INFORMATION

Adviser:  Stein Roe & Farnham Incorporated

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional
Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual report and the SAI, request other information and discuss your questions about the Fund by writing:

Keyport Financial Services Corp.
125 High Street
Boston, MA  02110

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC  20549-6009
1-800-SEC-0330


Investment Company Act file number:  811-05199